Intangible Assets and Contract Liabilities - Schedule of Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Unfavorable contract rights, Beginning Balance	$ (9,757)	$ (11,275)
Amortization	1,518	1,518
Unfavorable contract rights, Ending Balance	$ (8,239)	$ (9,757)